ACQUISITIONS (Details) $ in Thousands		12 Months Ended
	Jan. 10, 2013 USD ($)	Dec. 31, 2017 USD ($) Vessel Unit	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Business Acquisition [Line Items]
Goodwill recognized		$ 0	$ 18,979
Impairment loss on goodwill		$ 18,979	$ 0	$ 0
Number of reporting units | Unit		1
Number of vessels included in write down for impairment loss | Vessel		10
Scandic American Shipping Ltd [Member]
Business Acquisition [Line Items]
Purchase price	$ 33,300
Common shares paid	18,100
Cash consideration	8,000
Payable to seller	7,200
Goodwill recognized	$ 19,000